Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

All amounts in U.S. dollars					Value of Initial Fixed $100 Investment Based on:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	GAAP Net Income ($mil.)	Company Selected Measure: Organic Sales Growth(4)
2023	16,424,566	15,615,060	11,186,064	11,580,343	73.36	143.60	(6,995)	(3.2%)
2022	14,031,387	152,482	5,322,998	1,852,154	75.89	123.60	5,777	1.2%
2021	18,200,584	18,438,692	5,527,247	3,553,621	107.80	132.71	5,921	8.8%
2020	20,700,347	15,704,765	5,810,620	2,335,315	102.79	109.72	5,384	(1.7%)

Company Selected Measure Name	Organic Sales Growth
Named Executive Officers, Footnote	Michael F. Roman was our CEO for each year presented. For 2023, our other NEOs were Monish Patolawala, Peter D. Gibbons, Bryan C. Hanson, and Kevin H. Rhodes; for 2022, our other NEOs were Monish Patolawala, Peter D. Gibbons, Jeffrey R. Lavers, Michael G. Vale, and Mojdeh Poul; for 2021, our other NEOs were Monish Patolawala, Ashish K. Khandpur, Mojdeh Poul, and Michael G. Vale; and for 2020, our other NEOs were Monish Patolawala, Eric D. Hammes, Mojdeh Poul, Michael G. Vale, and Nicholas C. Gangestad.
Peer Group Issuers, Footnote	Reflects total shareholder return indexed to $100 for the Dow Jones Industrial Average (DJIA) Index, which is an industry line peer group reported in the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, and assuming reinvestment of all dividends, where applicable.
PEO Total Compensation Amount	$ 16,424,566	$ 14,031,387	$ 18,200,584	$ 20,700,347
PEO Actually Paid Compensation Amount	$ 15,615,060	152,482	18,438,692	15,704,765
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent CAP, as computed in accordance with Securities and Exchange Commission rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with Securities and Exchange Commission rules, the following adjustments were made to SCT total compensation to determine CAP:
Reconciliation of SCT total compensation to CAP for CEO
All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	SCT Total for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost(i)	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at Prior Fiscal Year EOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CEO CAP
2023	16,424,566	—	613,038	11,999,342	12,066,153	(1,199,715)	—	(289,640)	—	15,615,060
2022	14,031,387	—	742,142	11,000,949	5,780,110	(5,795,900)	—	(3,604,307)	—	152,482
2021	18,200,584	2,978,538	756,691	10,501,098	11,644,213	756,097	—	560,744	—	18,438,692
2020	20,700,347	7,709,350	512,179	10,001,635	13,484,523	(559,922)	—	(721,377)	—	15,704,765
“EOY” = End of Year, “BOY” = Beginning of Year
Pension value service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the Company’s defined benefit pension plans, using the same methodology used in the Company’s GAAP financial statements included in its Annual Report on Form 10-K.
(ii)For this purpose, the fair value of equity awards was calculated in accordance with ASC Topic 718. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 11,186,064	5,322,998	5,527,247	5,810,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,580,343	1,852,154	3,553,621	2,335,315
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent CAP, as computed in accordance with Securities and Exchange Commission rules. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with Securities and Exchange Commission rules, the following adjustments were made to SCT total compensation to determine CAP:
Reconciliation of SCT total compensation to CAP for Average of Other NEOs
All amounts in U.S. dollars

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k) = (b)-(c)+ (d)-(e)+(f)+ (g)+(h)+ (i)-(j)
Fiscal Year	Average SCT Total for Other NEOs	Minus SCT Change in Pension Value for Other NEOs	Plus Pension Value Service Cost(i)	Minus SCT Equity for Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(ii)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year(ii)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(ii)	Minus Fair Value at Prior Fiscal Year EOY of Awards Granted in Prior Year that were Forfeited During the Fiscal Year(ii)	CAP for Other NEOs
2023	11,186,064	280,291	57,618	6,592,161	7,525,387	(240,444)	12,375	(88,205)	—	11,580,343
2022	5,322,998	124,457	103,225	3,851,488	706,405	(22,688)	—	(225,074)	56,767	1,852,154
2021	5,527,247	93,789	173,685	3,414,689	1,229,934	73,896	1,479	55,858	—	3,553,621
2020	5,810,620	1,066,337	133,549	3,505,019	1,392,235	(79,805)	—	(62,847)	287,081	2,335,315
“EOY” = End of Year, “BOY” = Beginning of Year
Pension value service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the Company’s defined benefit pension plans, using the same methodology used in the Company’s GAAP financial statements included in its Annual Report on Form 10-K.
(ii)For this purpose, the fair value of equity awards was calculated in accordance with ASC Topic 718. The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing price for a share of 3M common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement. The fair value of unvested options, and the fair value received upon the vesting of stock options, is based upon the Black-Scholes option-pricing model as of the date of measurement, consistent with the stock option valuation model used to determine amounts reported in the Company’s Annual Report on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO are generally aligned with 3M’s TSR. For the other NEOs, CAP and SCT total compensation values in 2023 are much higher than in the prior years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M. Because of these one-time awards, the alignment between CAP amounts for our other NEOs and 3M’s TSR in 2023 is not as apparent. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.
CEO pay vs. performance: Total shareholder return

■	CEO SCT	■	CEO CAP	—	Peer Group TSR	—	3M TSR
Other NEOs Pay vs. performance: Total shareholder return

■	Other NEOs SCT	■	Other NEOs CAP	—	Peer Group TSR	—	3M TSR

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and average other NEO CAP and our GAAP Net Income. Average other NEO CAP value in 2023 is much higher than in the prior years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M. Our fiscal year 2023 financial results include special items that had a significant negative impact on our GAAP net income, the most significant of which was $11.6 billion in after-tax net costs for significant litigation associated with PFAS-related other environmental and Combat Arms Earplugs matters. GAAP net income is not used as a metric in our annual or long-term incentive plans. Refer to the CD&A for information on the financial metrics utilized in our compensation plans, and to the Appendices for a detailed reconciliation of these measures with the most directly comparable GAAP financial measures.

■	CEO CAP	■	Other NEOs CAP	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Organic Sales Growth (our Company-Selected Measure). The graph below reflects the relationship between CEO and average other NEO CAP and Organic Sales Growth. 2023 organic growth was negatively impacted by declines in consumer-facing markets such as electronics and consumer retail, disposable respirator sales declines, normalization of post-COVID-related biopharma demand, declines in health information systems from tighter hospital budgets, the Company’s exit from Russia, and slowing growth in China. Average other NEO CAP value in 2023 is much higher than in the prior years due primarily to the special make-whole cash and RSU awards provided to Mr. Hanson to replace compensation he forfeited when he left his prior employer to join 3M.

■	CEO CAP	■	Other NEOs CAP	Organic Sales Growth

Tabular List, Table

Local Currency Sales	Relative Organic Sales Growth
Operating Income	Return on Invested Capital
Operating Cash Flow Conversion	Free Cash Flow Conversion
Adjusted Earnings per Share Growth

Total Shareholder Return Amount	$ 73.36	75.89	107.80	102.79
Peer Group Total Shareholder Return Amount	143.60	123.60	132.71	109.72
Net Income (Loss)	$ (6,995,000,000)	$ 5,777,000,000	$ 5,921,000,000	$ 5,384,000,000
Company Selected Measure Amount	(0.032)	0.012	0.088	(0.017)
PEO Name	Michael F. Roman
Additional 402(v) Disclosure	Please see Appendix B for a definition of Organic Sales Growth. Values shown reflect Organic Sales Growth as calculated for purposes of our executive compensation program for the applicable reporting year.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Organic Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Local Currency Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Operating Cash Flow Conversion
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share Growth
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 2,978,538	$ 7,709,350
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,038	742,142	756,691	512,179
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,999,342	11,000,949	10,501,098	10,001,635
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,066,153	5,780,110	11,644,213	13,484,523
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,199,715)	(5,795,900)	756,097	(559,922)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,640)	(3,604,307)	560,744	(721,377)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,291	124,457	93,789	1,066,337
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,618	103,225	173,685	133,549
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,592,161	3,851,488	3,414,689	3,505,019
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,525,387	706,405	1,229,934	1,392,235
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,444)	(22,688)	73,896	(79,805)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,375	0	1,479	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,205)	(225,074)	55,858	(62,847)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 56,767	$ 0	$ 287,081